Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Jan. 01, 2016 [1]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest		50.00%
Current Assets		$ 4,545,421	$ 4,775,794	[1]			$ 11,143,350
Non-current Assets		15,623,569	12,075,678	[1]			10,611,120
Current Liabilities		4,934,335	3,822,112	[1]			6,344,177
Non-Current Liabilities		6,956,148	5,149,621	[1]			3,877,950
Cash and cash equivalents		1,472,763	2,689,456	[1]			1,668,868
Other current financial liabilities		689,768	753,857	[1]			968,618
Other non-current financial liabilities		4,349,515	3,580,077	[1]			$ 2,601,240
Revenues		9,591,590	7,051,459	[1]	$ 7,129,333	[1]
Depreciation and amortization expense		(648,114)	(473,238)	[1]	(489,594)	[1]
Income tax expenses, continuing operations		(519,134)	(531,461)	[1]	(799,840)	[1]
Net Income	[1]	1,126,514	1,014,871		1,748,056
Other comprehensive income (loss)	[1]	(89,930)	197,139		(1,161,407)
TOTAL COMPREHENSIVE INCOME	[1]	$ 1,036,584	$ 1,212,010		$ 586,649
Centrales Hidroeléctricas de Aysén S.A. [Member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest		51.00%	51.00%		51.00%
Current Assets		$ 0	$ 0		$ 708
Non-current Assets		0	0		21,346
Current Liabilities		0	0		4,634
Non-Current Liabilities		0	0		80
Cash and cash equivalents		0	0		603
Other current financial liabilities		0	0		0
Other non-current financial liabilities		0	0		0
Revenues		0	0		0
Depreciation and amortization expense		0	0		0
Impariment losses		0	0		0
Interest income		0	0		28
Interest expense		0	0		0
Income tax expenses, continuing operations		0	0		(12)
Net Income		0	0		(6,665)
Other comprehensive income (loss)		0	0		0
TOTAL COMPREHENSIVE INCOME		$ 0	$ 0		$ (6,665)
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest		50.00%	50.00%		50.00%
Current Assets		$ 0	$ 0		$ 7,515
Non-current Assets		0	0		17,107
Current Liabilities		0	0		657
Non-Current Liabilities		0	0		2,577
Cash and cash equivalents		0	0		6,878
Other current financial liabilities		0	0		0
Other non-current financial liabilities		0	0		0
Revenues		0	0		4,017
Depreciation and amortization expense		0	0		(1,054)
Impariment losses		0	0		0
Interest income		0	0		2,364
Interest expense		0	0		0
Income tax expenses, continuing operations		0	0		(957)
Net Income		0	0		3,290
Other comprehensive income (loss)		0	0		0
TOTAL COMPREHENSIVE INCOME		$ 0	$ 0		$ 3,290
Distribuidora Electrica De Cundinamarca S.A [Member]
Disclosure Of Joint Ventures [Line Items]
Percentage of ownership interest		48.997%	48.997%		48.997%
Current Assets		$ 0	$ 0		$ 21,106
Non-current Assets		0	0		179,006
Current Liabilities		0	0		23,398
Non-Current Liabilities		0	0		77,975
Cash and cash equivalents		0	0		3,928
Other current financial liabilities		0	0		1,523
Other non-current financial liabilities		0	0		32,712
Revenues		0	97,603		122,038
Depreciation and amortization expense		0	(8,829)		(12,354)
Impariment losses		0	0		0
Interest income		0	960		892
Interest expense		0	(4,050)		(4,366)
Income tax expenses, continuing operations		0	(3,458)		(7,375)
Net Income		0	3,620		2,713
Other comprehensive income (loss)		0	(240)		(11,650)
TOTAL COMPREHENSIVE INCOME		$ 0	$ 3,380		$ (8,937)

[1]	As Restated